Share-Based Payment - Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model [Line Items]
Expected term (years)	10 years	10 years
Expected volatility	160.00%
Risk-free interest rate	4.50%
Dividend yield
Bottom of range [Member]
Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model [Line Items]
Expected volatility		87.40%
Exercise price (in Dollars per share)	$ 0	$ 0.07
Risk-free interest rate		3.142%
Top of range [Member]
Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model [Line Items]
Expected volatility		101.50%
Exercise price (in Dollars per share)	$ 0.12	$ 0.3
Risk-free interest rate		3.609%